Other operating income (expenses) (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2024
Disclosure Of Significant Investments In Associates [Line Items]
Expense for legal provisions	$ (66,819)	$ (686,430)	$ (516,288)
(Loss) gain on sale of assets	(148,300)	121,309	(86,954)
Impairment loss of current assets	(262,010)	(95,902)	(101,871)
Profit in business combinations and field reversal	1,727,130	0	0
Other income	247,048	234,892	149,258
Other operating income (expenses)	$ 1,497,049	(426,131)	(555,855)
Percentage of Receivables Impaired	96.82%
Percentage of interest acquired	45.00%
Percentage of equity in the acquiree held by the acquirer	55.00%
Adjustments for gain (loss) on acquisition of investments in subsidiaries	$ 1,698,862	$ 0	$ 0
Block CPO09
Disclosure Of Significant Investments In Associates [Line Items]
Profit in business combinations and field reversal	$ 28,268
Percentage of interest acquired	45.00%			45.00%
Pre-existing profit	$ 1,698,862